OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2021
OTHER OPERATING INCOME/(EXPENSES)

15)       OTHER OPERATING INCOME/(EXPENSES)

			R$ thousand
	Year ended December 31
	2021	2020	2019
Tax expenses	(6,828,457)	(6,048,902)	(6,858,230)
Legal provision	(3,888,464)	(2,016,778)	(4,435,942)
Income from sales of non-current assets, investments, and property and equipment, net	25,894	(239,606)	(344,627)
Card marketing expenses	(3,078,632)	(2,858,522)	(3,207,559)
Other (1)	(4,834,098)	(7,658,438)	(14,751,228)
Total	(18,603,757)	(18,822,246)	(29,597,586)
(1)	In the year ended December 31, 2021, it includes: (i) impairment losses: in the acquisition of the right to provide financial services, in the amount of R$713,113 thousand (2020 - R$3,712); software/hardware, in the amount of R$24,360 thousand (2020 – R$ 21,519) and goodwill of equity method investees, in the amount of R$11,508 thousand (2020 - R$726,419) (ii) expenses with provision for restructuring, in the amount of R$ 800,534 thousand (2020 - R$980,978 thousand), mainly related to the branch network and Bank’s structure.